Loans Due From Third Parties (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of the year	$ 2,680,077	$ 619,910	$ 30,814
Provisions	2,244,601	2,176,216	565,187
Reversals		(57,434)
Foreign exchange (gain) loss	(53,840)	(116,049)	23,909
Balance at end of the year	$ 4,870,838	$ 2,680,077	$ 619,910